Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of assets and liabilities held for sale

ASSETS HELD FOR SALE	Note	12.31.2021	LIABILITIES HELD FOR SALE	12.31.2021
Cash and cash equivalents		20.3	Trade accounts payable	13.7
Trade accounts receivable, net		0.9	Other payables	2.5
Inventories		59.0	Taxes and payroll charges payable	0.4
Income tax and social contribution		0.5	Unearned income	28.5

Other assets		6.3	TOTAL	45.1
Guarantee deposits		0.2
Deferred income tax and social contribution	24	1.7
Property, plant and equipment, net*	15	141.9
Intangible assets	17	0.1	Net assets to be disposed	185.8

TOTAL		230.9	TOTAL	230.9

*	Property, plant and equipment included in the assets held for sale (US$ 187.0) is presented net of impairment losses in the amount of US$ 45.1 measured based on the fair value less cost to sell.